Other Operating Gains (Losses), Net (Details) - Schedule of Other Operating Gains (Losses), Net - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating Gains (Losses), Net [Abstract]
Gain (loss) on disposal of assets	$ 59	$ 7	$ (848)
C-band clearing income	344,892		108,463
Impairment	(79,740)
Other	(212)
Other operating gains (losses), net	$ 264,999	$ 7	$ 107,615